RELATED PARTIES TRANSACTIONS (Tables)	3 Months Ended
Mar. 31, 2021
Related party transactions [abstract]
Management fees and share-based payments
	March 31, 2021		March 31, 2020
	$		$

Management Fees		50,732		64,520